Note 14 - Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Revenue from External Customers by Geographic Areas [Table Text Block]
	Year Ended December 31,
	2014	2013
Hong Kong	$43	$-
Japan	40	152
Canada	4	-
Other	3	-
	$90	$152

Long-lived Assets by Geographic Areas [Table Text Block]
	December 31,
	2014	2013
United States	$60	$98
Canada	21	30
Europe	106	-
	$187	$128